Annual Fund Operating Expenses - (Allspring Taxable Fixed Income Funds)	Aug. 31, 2025
(Allspring Core Plus Bond Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring Core Plus Bond Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.67%	[1]
(Allspring Core Plus Bond Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.42%	[1]
(Allspring Core Plus Bond Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.30%	[1]
(Allspring Core Plus Bond Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.60%	[1]
(Allspring Core Plus Bond Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.35%	[1]
(Allspring Government Securities Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring Government Securities Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.84%	[2]
(Allspring Government Securities Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.48%	[2]
(Allspring High Yield Bond Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring High Yield Bond Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.92%	[3]
(Allspring High Yield Bond Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.53%	[3]
(Allspring Short Duration Government Bond Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring Short Duration Government Bond Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.77%	[4]
(Allspring Short Duration Government Bond Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.37%	[4]
(Allspring Short Duration Government Bond Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.42%	[4]
(Allspring Short-Term Bond Plus Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring Short-Term Bond Plus Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.62%	[5]
(Allspring Short-Term Bond Plus Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.25%	[5]
(Allspring Short-Term Bond Plus Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.30%	[5]
(Allspring Short-Term High Income Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring Short-Term High Income Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.82%	[6]
(Allspring Short-Term High Income Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.57%	[6]
(Allspring Short-Term High Income Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.51%	[6]
(Allspring Ultra Short-Term Income Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
(Allspring Ultra Short-Term Income Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.51%	[7]
(Allspring Ultra Short-Term Income Fund) | Class A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.41%	[7]
(Allspring Ultra Short-Term Income Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.26%	[7]

[1]
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.67% for Class A, 1.42% for Class C, 0.30% for Class R6, 0.60% for Administrator Class and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A and at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A and at 0.53% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.77% for Class A, 0.37% for Class R6 and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[5]
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.61% for Class A, 0.24% for Class R6 and 0.29% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[6]
1.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A, 1.56% for Class C and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 0.40% for Class A2 and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.